Other liabilities	12 Months Ended
Dec. 31, 2024
Other liabilities.
Other liabilities

20 Other liabilities

Other liabilities are amounts due to third parties that are not financial liabilities but including lease liabilities held at amortised cost. Other liabilities represent, for example, amounts due for goods and services that have been received but not invoiced, tax due to HMRC, and retirement benefit liabilities. Liabilities which have a level of uncertainty regarding their timing or the future cost to settle them are included in other liabilities as provisions for liabilities and charges.

	2024	2023
Other liabilities	£m	£m
Lease liabilities	630	670
Provisions for liabilities and charges	864	990
Retirement benefit liabilities (Note 5)	80	99
Accruals	1,353	1,411
Deferred income	394	402
Current tax	263	332
Deferred tax (Note 7)	99	141
Other liabilities (1)	918	1,157
Total	4,601	5,202

(1)	Other liabilities include liabilities of disposal groups of nil (2023 - £3 million).

		Litigation
	Customer	and other		Commitments
	redress	regulatory	Property	and guarantees	Other (1)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2024	486	156	99	78	171	990
Expected credit loss impairment release	—	—	—	(23)	—	(23)
Currency translation and other movements	(1)	—	(1)	—	(3)	(5)
Charge to income statement	194	30	47	—	301	572
Release to income statement	(137)	(23)	(36)	—	(46)	(242)
Provisions utilised	(122)	(35)	(19)	—	(252)	(428)
At 31 December 2024	420	128	90	55	171	864

(1)	Other materially comprises provisions for restructuring costs and provision for Bank of England Levy.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

For accounting policy information refer to Accounting policy 3.12.

Background information on all material provisions is given in Note 25.